Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related parties [Abstract]
Schedule of current assets – related parties
	March 31,	December 31,
(USD in thousands)	2023	2022
Shareholders of All Weather	$5,901	$4,603
Beijing Fucheng Prospect Technology Co., Ltd	292	267
Loan to Tingo Inc.(1)	8,023	8,099
Shareholders of Guangxi Zhongtong	319	522
	$14,535	$13,491

(1)	Tingo’s loan- as discussed in Note 1.

	December 31,	December 31,
	2022	2021
(USD in thousands)
Shareholders of All Weather	$4,603	$3,680
Beijing Fucheng Prospect Technology Co., Ltd	267
Loan to Tingo Inc.(1)	8,099
Convertible loan to Micronet (1)	-	535
Shareholders of Guangxi Zhongtong	522	919
	$13,491	$5,134

(1)	Tingo’s loan- as discussed in Note 13.

Schedule of current liabilities – related parties
	March 31,	December 31,
(USD in thousands)	2023	2022
Shareholders of Bokefa Petroleum and Gas	$158	$308
Shareholders of All Weather	213	659
Shareholders of Tingo Mobile Limited	46,712	56,539
	$47,083	$57,506

	December 31,	December 31,
	2022	2021
(USD in thousands)
Shareholders of Bokefa Petroleum and Gas	$308	$-
Shareholders of All Weather	659	4
Shareholders of Tingo Mobile Limited	56,539	-
	$57,506	$4